UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22524

Precidian ETFs Trust

(Exact name of registrant as specified in charter)

350 Main St., Suite 9

Bedminster, New Jersey 07921

(Address of principal executive offices) (Zip code)

Mark Criscitello

Precidian Funds LLC

350 Main St., Suite 9

Bedminster, New Jersey 07921

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (908) 781-0560

Date of fiscal year end: March 31

Date of reporting period: March 31, 2015

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

March 31, 2015

Annual
Report

MAXIS® Nikkei 225 Index Fund

Precidian ETFs Trust

1	Management Discussion of Fund Performance (unaudited)
4	Schedule of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Financial Highlights

13	Notes to Financial Statements
24	Report of Independent Registered Public Accounting Firm
25	Expense Example (unaudited)
26	Additional Information (unaudited)
27	Trustees and Officers of Precidian ETFs Trust (unaudited)

Disclaimer:

The MAXIS® Nikkei 225 Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Nikkei Inc. Nikkei Inc. makes no representation or warranty, express or implied, to the owners of Fund shares (“Shares”) or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to achieve its objectives. Precidian Funds LLC (the “Advisor”) is licensing, and then sub-licensing to Precidian ETFs Trust (the “Trust”), certain trademarks and trade names of Nikkei Inc. and of the underlying index, which is determined, composed and calculated by Nikkei Inc. without regard to the Fund. Nikkei Inc. has no obligation or liability in connection with the administration, marketing or trading of the Fund.

Nikkei Stock Average (the “NSA” or “Underlying Index”) is copyrighted material calculated in a methodology independently developed and created by Nikkei Inc., and Nikkei Inc. is the sole exclusive owner of the copyright and other intellectual property rights in the NSA itself and the methodology to calculate the NSA. All intellectual properties and any other rights in the marks indicating Nikkei and the NSA belong to Nikkei Inc. The Fund is managed and operated exclusively by the Advisor. Nikkei Inc. assumes no obligation or responsibility for the management, operation and transactions of the Fund. Nikkei Inc. is not obligated to continuously announce the NSA and is not liable for any error, delay, interruption, suspension or cessation of announcement thereof. Nikkei Inc. has the right to change the component stocks included in the NSA, the calculation methodology of the NSA or any other details of the NSA and has the right to suspend or cease the announcement of the NSA without owning any liability to any other third party.

The Advisor does not guarantee the accuracy or the completeness of the Underlying Index or any data included therein and the Advisor shall have no liability for any errors, omissions or interruptions therein. The Advisor makes no warranty, express or implied, to the owners of Shares of the Fund or to any other person or entity, as to the results to be obtained by the Fund from the use of the Underlying Index or any data included therein. The Advisor makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, with respect to the Underlying Index in no event shall the Advisor have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Management Discussion of Fund Performance (Unaudited)
March 31, 2015

The MAXIS® Nikkei 225 Index Fund (“NKY”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the Japanese market, as measured by the Nikkei 225 Index.

The Nikkei 225 Stock Average is the average price of 225 stocks traded on the first section of the Tokyo Stock Exchange, but it is different from a simple average in that the divisor is adjusted to maintain continuity and reduce the effect of external factors not directly related to the market. One cannot invest directly in an index.

Given the 33.04% decline in the yen since the fund’s inception, U.S. investors have generally experienced lower returns in U.S. dollar terms versus their counterparts in Japan. The exchange rate between the Japanese yen and the U.S. dollar as of March 31, 2015 was 119.94 JPY to $1 U.S. However, the easy-money policy associated with the continued economic stimulus and sustained improvements in corporate earnings create the possibility for the equity markets to move higher.

For the year ended March 31, 2015, the fund’s net asset value total return and the Nikkei 225 Index return were 12.33% and 12.87%, respectively. In the latest quarter ended March 31, 2015, the fund’s net asset value total return and the Nikkei 225 Index return were 10.34% and 10.49%, respectively.

Sector Weightings % of Common Stocks(1)
Consumer Discretionary	22.68
Industrials	22.63
Information Technology	14.45
Health Care	9.92
Consumer Staples	7.87
Telecommunication Services	7.81
Materials	7.44
Financials	6.53
Energy	0.40
Utilities	0.27
Other	0.00
Total	100.00%

Top Holdings % of Common Stocks(1)
Fast Retailing Co Ltd	9.44
FANUC Corp	5.33
SoftBank Corp	4.31
KDDI Corp	3.31
Kyocera Corp	2.68
Astellas Pharma Inc	2.07
Eisai Co Ltd	1.81
TDK Corp	1.73
Toyota Motor Corp	1.70
Tokyo Electron Ltd	1.70

(1)	Data as of 3/31/2015

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Management Discussion of Fund Performance (Unaudited) (continued)
March 31, 2015

Frequency Distribution of Premiums and Discounts (Unaudited)
For the period July 13, 2011 (Commencement of NYSE Arca trading) through March 31, 2015

Basis Point Differential	Number of Days	Percentage of Total Days
>200 bps above NAV	21	2.25%
150 to 199 bps above NAV	30	3.21%
100 to 149 bps above NAV	90	9.62%
50 to 99 bps above NAV	138	14.76%
1 to 49 bps above NAV	224	23.96%
0 bps	7	0.75%
1 to 49 bps below NAV	180	19.25%
50 to 99 bps below NAV	125	13.37%
100 to 149 bps below NAV	59	6.31%
150 to 199 bps below NAV	31	3.31%
>200 bps below NAV	30	3.21%
	935	100.0%

bps = basis point – .01 of 1% or 0.0001

Performance Summary as of 3/31/2015

One cannot invest directly in an index. The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may, when sold or redeemed, be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.precidianfunds.com.

Investing involves risk and can include loss of principal. Additionally, investments in international securities may involve risk of capital loss from unfavorable movements in currency valuation, differences in generally accepted accounting principles, and from geopolitical and risks specific to a particular region or country. Securities focusing on a single country may experience higher volatility.

The Fund is comprised of securities of companies that are traded on the Tokyo Stock Exchange and domiciled in Japan. The risks of investing in the Japanese market include risks of natural disasters, lack of natural resources, reliance on trading partners, national security, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.

In addition, the three largest sector concentrations of the Fund are in the consumer discretionary, industrials and information technology sectors. Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across many different industry sectors.

Shares of MAXIS® Nikkei 225 Index Fund are bought and sold at a price determined in the market (not NAV) and are not individually redeemable with the fund. The market price of the fund is the current price at which shares can be bought or sold on an exchange. Net Asset Value is calculated daily at the market close and is the total value of all securities in the fund and generally expressed on a per share basis. The MAXIS® Nikkei 225 Index Fund is distributed by Foreside Fund Services, LLC.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Management Discussion of Fund Performance (Unaudited) (continued)
March 31, 2015

The views in this letter are those of Precidian Funds, LLC as of March 31, 2015, and may not necessarily reflect the view on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the Fund’s present investment methodology and do not constitute investment advice.

*	The line graph and average annual total return chart represents historical performance of a hypothetical investment of $10,000 from July 8, 2011 (Commencement of Operations) to March 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return	Current Period	Inception to Date
NKY – NAV return	12.33%	8.09%
NKY – Market Value return	12.72%	8.10%
Nikkei 225 Index(1)	12.87%	8.38%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 0.53% and the net operating expense ratio is 0.50%. The gross and net expense ratios disclosed are as reported in the Fund’s prospectus, which may differ from the gross and net expense ratios presented in the Fund’s financial reports. The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding 50 bps. This Agreement is in effect through July 30, 2015. After such date, the expense limitation may be renewed, terminated or revised by the Advisor. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent performance, please visit www.precidianfunds.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns.

(1)	The Nikkei calculates total return values for the Nikkei 225 Index and assumes the reinvestment of dividend points.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Schedule of Investments
March 31, 2015

	Shares	Value
Common Stocks – 99.1%
Air Freight & Logistics – 0.6%
Yamato Holdings Co., Ltd.	24,000	$554,700
Airlines – 0.1%
ANA Holdings, Inc.	20,000	53,662
Auto Components – 2.6%
Bridgestone Corp.	24,000	963,722
Denso Corp.	23,000	1,051,478
Sumitomo Electric Industries Ltd.	23,000	302,038
Yokohama Rubber Co., Ltd./The	20,000	206,779
		2,524,017
Automobiles – 5.4%
Fuji Heavy Industries Ltd.	23,000	765,356
Honda Motor Co., Ltd.	47,000	1,529,504
Isuzu Motors Ltd.	12,000	159,837
Mazda Motor Corp.	5,000	101,680
Mitsubishi Motors Corp.	2,000	18,093
Nissan Motor Co., Ltd.	24,000	244,933
Suzuki Motor Corp.	23,000	692,771
Toyota Motor Corp.	23,000	1,607,612
		5,119,786
Banks – 1.3%
Aozora Bank Ltd.	30,000	106,558
Bank of Yokohama Ltd./The	30,000	176,095
Chiba Bank Ltd./The	20,000	147,080
Fukuoka Financial Group, Inc.	30,000	154,834
Mitsubishi UFJ Financial Group, Inc.	22,000	136,419
Mizuho Financial Group, Inc.	24,000	42,243
Resona Holdings, Inc.	3,000	14,923
Shinsei Bank Ltd.	20,000	39,855
Shizuoka Bank Ltd./The	20,000	200,108
Sumitomo Mitsui Financial Group, Inc.	3,000	115,100
Sumitomo Mitsui Trust Holdings, Inc.	20,000	82,628
		1,215,843
Beverages – 1.4%
Asahi Group Holdings Ltd.	23,000	731,317
Kirin Holdings Co., Ltd.	20,000	262,976
Sapporo Holdings Ltd.(a)	30,000	119,064
Takara Holdings, Inc.(a)	25,000	181,348
		1,294,705
Building Products – 2.3%
Asahi Glass Co., Ltd.	20,000	131,404
Daikin Industries Ltd.	23,000	1,542,986
Nippon Sheet Glass Co., Ltd.*	20,000	19,677
Nitto Boseki Co., Ltd.	20,000	77,876
TOTO Ltd.	30,000	446,492
		2,218,435

	Shares	Value
Common Stocks (continued)
Capital Markets – 0.6%
Daiwa Securities Group, Inc.	30,000	$236,628
Matsui Securities Co., Ltd.	24,000	218,519
Nomura Holdings, Inc.	23,000	135,428
		590,575
Chemicals – 5.7%
Asahi Kasei Corp.	20,000	191,604
Denki Kagaku Kogyo KK	20,000	79,043
Kuraray Co., Ltd.	22,000	298,445
Mitsubishi Chemical Holdings Corp.	7,000	40,774
Mitsui Chemicals, Inc.	20,000	64,368
Nippon Kayaku Co., Ltd.	20,000	251,303
Nippon Soda Co., Ltd.	30,000	174,594
Nissan Chemical Industries Ltd.	23,000	477,317
Nitto Denko Corp.	23,000	1,539,917
Shin-Etsu Chemical Co., Ltd.	23,000	1,505,399
Showa Denko KK	20,000	25,514
Sumitomo Chemical Co., Ltd.	20,000	103,056
Teijin Ltd.	20,000	68,037
Tokai Carbon Co., Ltd.	20,000	56,364
Tokuyama Corp.*	30,000	63,034
Toray Industries, Inc.	30,000	251,886
Tosoh Corp.	30,000	151,582
Toyobo Co., Ltd.	30,000	40,522
Ube Industries Ltd.	20,000	31,350
		5,414,109
Commercial Services & Supplies – 2.1%
Dai Nippon Printing Co., Ltd.	20,000	194,772
Secom Co., Ltd.	23,000	1,538,959
Toppan Printing Co., Ltd.	30,000	231,625
		1,965,356
Construction & Engineering – 1.7%
Chiyoda Corp.(a)	30,000	257,139
COMSYS Holdings Corp.	24,000	297,161
JGC Corp.(a)	25,000	497,874
Kajima Corp.	20,000	93,050
Obayashi Corp.	20,000	130,071
Shimizu Corp.	20,000	135,573
Taisei Corp.	30,000	169,842
		1,580,710
Construction Materials – 0.1%
Sumitomo Osaka Cement Co., Ltd.	20,000	61,533
Taiheiyo Cement Corp.	20,000	61,200
		122,733
Consumer Finance – 0.4%
Credit Saison Co., Ltd.(a)	23,000	413,841

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Schedule of Investments (continued)
March 31, 2015

	Shares	Value
Common Stocks (continued)
Containers & Packaging – 0.3%
Toyo Seikan Group Holdings Ltd.	21,000	$308,517
Diversified Telecommunication Services – 0.1%
Nippon Telegraph & Telephone Corp.	2,000	123,350
Electric Utilities – 0.0%†
Chubu Electric Power Co., Inc.	1,000	11,956
Kansai Electric Power Co., Inc./The*	2,000	19,119
Tokyo Electric Power Co., Inc.*	3,000	11,381
		42,456
Electrical Equipment – 0.8%
Fuji Electric Co., Ltd.	30,000	141,827
Fujikura Ltd.	30,000	131,821
Furukawa Electric Co., Ltd.	20,000	33,852
GS Yuasa Corp.(a)	30,000	135,323
Mitsubishi Electric Corp.	30,000	357,319
		800,142
Electronic Equipment, Instruments & Components – 6.7%
Alps Electric Co., Ltd.(a)	23,000	556,710
Citizen Holdings Co., Ltd.	24,000	184,500
Hitachi Ltd.	20,000	137,274
Kyocera Corp.	46,000	2,528,303
Mitsumi Electric Co., Ltd.	24,000	178,697
Nippon Electric Glass Co., Ltd.	30,000	146,830
Oki Electric Industry Co., Ltd.	30,000	62,284
Taiyo Yuden Co., Ltd.	23,000	335,982
TDK Corp.	23,000	1,637,720
Yaskawa Electric Corp.(a)	24,000	352,391
Yokogawa Electric Corp.	22,000	237,545
		6,358,236
Food & Staples Retailing – 1.5%
Aeon Co., Ltd.(a)	23,000	252,945
Seven & i Holdings Co., Ltd.	24,000	1,011,148
UNY Group Holdings Co., Ltd.	28,000	157,119
		1,421,212
Food Products – 2.5%
Ajinomoto Co., Inc.	20,000	439,321
Kikkoman Corp.	20,000	636,178
Maruha Nichiro Corp.	3,000	42,373
MEIJI Holdings Co., Ltd.	2,000	244,299
NH Foods Ltd.	20,000	461,583
Nichirei Corp.(a)	30,000	168,591
Nippon Suisan Kaisha Ltd.	24,000	73,040
Nisshin Seifun Group, Inc.	25,300	298,280
		2,363,665
Gas Utilities – 0.2%
Osaka Gas Co., Ltd.	20,000	83,829
Tokyo Gas Co., Ltd.	20,000	126,101
		209,930

	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies – 2.2%
Olympus Corp.*	24,000	$893,484
Terumo Corp.	46,000	1,215,825
		2,109,309
Hotels, Restaurants & Leisure – 0.1%
Tokyo Dome Corp.	30,000	127,569
Household Durables – 2.3%
Casio Computer Co., Ltd.(a)	24,000	456,047
Nikon Corp.(a)	24,000	322,175
Panasonic Corp.	23,000	302,422
Pioneer Corp.*	25,000	45,650
Sekisui House Ltd.	24,000	349,289
Sharp Corp.(a)	30,000	58,782
Sony Corp.*	23,000	611,748
		2,146,113
Industrial Conglomerates – 0.3%
Nisshinbo Holdings, Inc.(a)	20,000	192,271
Toshiba Corp.	30,000	126,118
		318,389
Insurance – 1.1%
Dai-ichi Life Insurance Co., Ltd./The	3,000	43,661
MS&AD Insurance Group Holdings, Inc.	7,000	196,690
Sompo Japan Nipponkoa Holdings, Inc.	6,000	186,851
Sony Financial Holdings, Inc.	5,000	80,544
T&D Holdings, Inc.	5,000	68,975
Tokio Marine Holdings, Inc.	12,000	454,096
		1,030,817
Internet Software & Services – 0.0%†
Yahoo Japan Corp.	5,000	20,678
IT Services – 1.2%
Fujitsu Ltd.	20,000	136,591
NTT Data Corp.	23,000	1,002,960
		1,139,551
Leisure Products – 0.4%
Yamaha Corp.	23,000	403,485
Machinery – 9.9%
Amada Co., Ltd.	20,000	192,938
Ebara Corp.	30,000	126,819
FANUC Corp.	23,000	5,033,977
Furukawa Co., Ltd.	30,000	53,029
Hino Motors Ltd.	24,000	343,186
Hitachi Construction Machinery Co., Ltd.(a)	22,000	385,575

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Schedule of Investments (continued)
March 31, 2015

	Shares	Value
Common Stocks (continued)
Hitachi Zosen Corp.	5,000	$25,847
IHI Corp.(a)	30,000	140,826
Japan Steel Works Ltd./The	20,000	84,212
JTEKT Corp.	23,000	359,761
Kawasaki Heavy Industries Ltd.	30,000	151,832
Komatsu Ltd.	22,000	433,360
Kubota Corp.	20,000	317,338
Meidensha Corp.	20,000	64,702
Minebea Co., Ltd.	20,000	316,505
Mitsubishi Heavy Industries Ltd.	30,000	165,665
Mitsui Engineering & Shipbuilding Co., Ltd.	30,000	51,278
NGK Insulators Ltd.	20,000	427,732
NSK Ltd.	20,000	293,159
NTN Corp.(a)	30,000	159,336
OKUMA Corp.	20,000	186,101
Sumitomo Heavy Industries Ltd.	20,000	131,238
		9,444,416
Marine – 0.2%
Kawasaki Kisen Kaisha Ltd.	20,000	53,862
Mitsui OSK Lines Ltd.	20,000	68,037
Nippon Yusen KK	30,000	86,547
		208,446
Media – 1.1%
Dentsu, Inc.	23,000	987,618
SKY Perfect JSAT Holdings, Inc.	2,000	12,440
Toho Co., Ltd.	3,000	73,490
		1,073,548
Metals & Mining – 1.0%
Dowa Holdings Co., Ltd.	20,000	171,426
JFE Holdings, Inc.	3,000	66,386
Kobe Steel Ltd.	30,000	55,530
Mitsubishi Materials Corp.	20,000	67,370
Mitsui Mining & Smelting Co., Ltd.	20,000	45,692
Nippon Light Metal Holdings Co., Ltd.	19,000	28,199
Nippon Steel & Sumitomo Metal Corp.	30,000	75,666
Nisshin Steel Co., Ltd.	1,000	12,532
Pacific Metals Co., Ltd.*	30,000	81,794
Sumitomo Metal Mining Co., Ltd.	20,000	293,242
Toho Zinc Co., Ltd.(a)	30,000	94,801
		992,638
Multiline Retail – 1.2%
Isetan Mitsukoshi Holdings Ltd.	23,000	381,240
J Front Retailing Co., Ltd.	10,000	157,502
Marui Group Co., Ltd.	24,000	273,148
Takashimaya Co., Ltd.	30,000	295,410
		1,107,300

	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels – 0.4%
Inpex Corp.	8,000	$88,414
JX Holdings, Inc.	18,000	69,368
Showa Shell Sekiyu KK	24,000	219,719
		377,501
Paper & Forest Products – 0.2%
Hokuetsu Kishu Paper Co., Ltd.	19,000	85,230
Nippon Paper Industries Co., Ltd.	2,000	30,116
Oji Holdings Corp.	20,000	82,044
		197,390
Personal Products – 1.7%
Kao Corp.	24,000	1,200,651
Shiseido Co., Ltd.	24,000	426,831
		1,627,482
Pharmaceuticals – 7.6%
Astellas Pharma, Inc.	119,000	1,952,162
Chugai Pharmaceutical Co., Ltd.	23,000	725,852
Daiichi Sankyo Co., Ltd.	24,000	381,607
Eisai Co., Ltd.(a)	24,000	1,707,925
Kyowa Hakko Kirin Co., Ltd.	20,000	261,308
Shionogi & Co., Ltd.	24,000	801,434
Sumitomo Dainippon Pharma Co., Ltd.(a)	24,000	284,954
Takeda Pharmaceutical Co., Ltd.	23,000	1,150,431
		7,265,673
Real Estate Management & Development – 3.1%
Daiwa House Industry Co., Ltd.	24,000	474,457
Heiwa Real Estate Co., Ltd.	5,000	70,371
Mitsubishi Estate Co., Ltd.	20,000	464,752
Mitsui Fudosan Co., Ltd.	30,000	882,853
Sumitomo Realty & Development Co., Ltd.	20,000	721,141
Tokyo Tatemono Co., Ltd.	20,000	146,746
Tokyu Fudosan Holdings Corp.	23,000	157,252
		2,917,572
Road & Rail – 2.1%
Central Japan Railway Co.	3,000	543,920
East Japan Railway Co.	2,000	160,754
Keio Corp.	20,000	157,252
Keisei Electric Railway Co., Ltd.	20,000	248,968
Nippon Express Co., Ltd.	20,000	112,061
Odakyu Electric Railway Co., Ltd.(a)	30,000	306,416
Tobu Railway Co., Ltd.	20,000	95,051
Tokyu Corp.	30,000	186,101
West Japan Railway Co.	3,000	157,660
		1,968,183

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Schedule of Investments (continued)
March 31, 2015

	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment – 2.5%
Advantest Corp.(a)	45,000	$569,934
SCREEN Holdings Co., Ltd.	20,000	151,749
Sumco Corp.	2,000	33,668
Tokyo Electron Ltd.	23,000	1,607,421
		2,362,772
Software – 1.2%
Konami Corp.	21,000	393,964
Trend Micro, Inc.	23,000	759,411
		1,153,375
Specialty Retail – 9.4%
Fast Retailing Co., Ltd.	23,000	8,916,371
Technology Hardware, Storage & Peripherals – 2.7%
Canon, Inc.	34,000	1,204,252
FUJIFILM Holdings Corp.	24,000	855,764
Konica Minolta, Inc.	25,000	254,513
NEC Corp.	30,000	88,298
Ricoh Co., Ltd.	20,000	218,118
		2,620,945
Textiles, Apparel & Luxury Goods – 0.0%†
Unitika Ltd.*	30,000	13,757
Tobacco – 0.8%
Japan Tobacco, Inc.	23,000	728,824
Trading Companies & Distributors – 2.1%
ITOCHU Corp.	23,000	249,589
Marubeni Corp.(a)	20,000	116,063
Mitsubishi Corp.	21,000	423,817
Mitsui & Co., Ltd.	24,000	322,575
Sojitz Corp.	2,000	3,352
Sumitomo Corp.	22,000	235,803
Toyota Tsusho Corp.	23,000	610,789
		1,961,988
Transportation Infrastructure – 0.3%
Mitsubishi Logistics Corp.(a)	20,000	312,669
Wireless Telecommunication Services – 7.6%
KDDI Corp.	138,000	3,130,271
NTT DoCoMo, Inc.	3,000	52,166
SoftBank Corp.	70,000	4,073,873
		7,256,310
Total Common Stocks (Cost $95,662,544)		94,499,051

	Principal Amount	Value
Repurchase Agreements – 6.4%(b)
Credit Suisse (USA) LLC, 0.25%, dated 03/31/15, due 04/01/15, repurchase price $2,000,014, collateralized by various U.S. Treasury Securities, STRIPS, 0.00%, maturing 08/15/15 – 08/15/40; total market value $2,040,004	$2,000,000	$2,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, dated 03/31/15, due 04/01/15, repurchase price $69,025, collateralized by various U.S. Treasury Securities, ranging from 2.75% – 3.63%, maturing 08/15/42 – 02/15/44; total market value $70,405	69,025	69,025
Morgan Stanley & Co., Inc., 0.12%, dated 03/31/15, due 04/01/15, repurchase price $1,000,003, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 0.00% – 10.50%, maturing 11/20/15 – 02/20/45; total market value $1,020,000	1,000,000	1,000,000
Societe Generale, 0.17%, dated 03/31/15, due 04/01/15, repurchase price $3,030,503, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 3.50% – 4.00%, maturing 05/01/42 – 07/01/44; total market value $3,091,098	3,030,488	3,030,488
Total Repurchase Agreements (Cost $6,099,513)		6,099,513
Total Investment Securities (Cost $101,762,057) – 105.5%		100,598,564
Liabilities in excess of other assets – (5.5%)		(5,228,888)
Net Assets – 100.0%		$95,369,676
*	Non-income producing security.
†	Amount represents less than 0.05%.
(a)	All or portion of this security was on loan at March 31, 2015. The total value of securities on loan was $5,797,334, which was collateralized by repurchase agreements with a value of $6,099,513.
(b)	The security was purchased with cash collateral held from securities on loan at March 31, 2015. The total value of securities purchased was $6,099,513.

Glossary:

STRIPS —	Separate Trading of Registered Interest and Principal of Securities

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the approximate aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,708,643
Aggregate gross unrealized depreciation	(7,887,513)
Net unrealized depreciation	$(1,178,870)
Federal income tax cost of investments	$101,777,434

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Schedule of Investments (continued)
March 31, 2015

Futures Contracts Purchased

MAXIS® Nikkei 225 Index Fund had the following open long futures contracts as of March 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation(a)	Cash Collateral (Received)/ Pledged	Net Amount(b)
SGX Nikkei 225 Futures Contracts	10	06/11/15	$803,143	$15,567	$(15,567)(c)	$—

Cash collateral in the amount of $26,485 was pledged to cover margin requirements for open futures contracts as of March 31, 2015.

Forward Foreign Currency Contracts

MAXIS® Nikkei 225 Index Fund had the following outstanding contracts as of March 31, 2015:

Buy Contracts*

Buy Contracts	Counterparty	Settlement Date	Units of Currency	Value	Unrealized Appreciation(a)	Cash Collateral (Received)/ Pledged	Net Amount(b)
Japanese Yen	Morgan Stanley & Co., Inc.	06/17/15	15,380,343	$128,377	$1,416	$—	$1,416

*	Fund buys Japanese Yen, sells U.S. Dollar
(a)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation/depreciation) at period end as an asset or a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(b)	Represents the “uncollateralized” amount due from (or to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(c)	Reflects all or a portion of the amount disclosed on the Statement of Assets and Liabilities as “Due from broker”. Under U.S. Generally Accepted Accounting Principles, the amount disclosed under this caption may not exceed the amount of the liability being collateralized for the benefit of the counterparty.

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Statement of Assets and Liabilities
March 31, 2015

ASSETS:
Securities, at value (includes $5,797,334 of securities on loan) (Cost $95,662,544)	$94,499,051
Repurchase agreements, at value (Cost $6,099,513)	6,099,513
Total Investment Securities (Total Cost $101,762,057)	100,598,564
Cash	138,122
Foreign currency (Cost $358,794)	359,925
Due from broker (Note 2)	26,485
Dividends receivable	569,227
Security lending income receivable	1,009
Unrealized appreciation on futures contracts	15,567
Unrealized appreciation on forward foreign currency contracts	1,416
Total Assets	101,710,315
LIABILITIES:
Payable for investments purchased	192,704
Collateral held for loaned securities (Note 2)	6,099,513
Payable to the advisor (Note 5)	35,922
Accrued trustee fees	12,500
Total Liabilities	6,340,639
Net Assets	$95,369,676
NET ASSETS CONSIST OF:
Paid-in capital	$97,710,598
Undistributed net investment income	297,171
Undistributed net realized gain (loss) from investments, futures and foreign currency transactions	(1,485,780)
Net unrealized appreciation (depreciation) on:
Investments	(1,163,493)
Futures contracts	15,567
Foreign currency and foreign currency translations	(4,387)
Net Assets	$95,369,676
Shares Outstanding (unlimited shares authorized, no par value)	5,006,666
Net Asset Value	$19.05

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Statement of Operations
For the year ended March 31, 2015

INVESTMENT INCOME FROM:
Dividends	$1,423,139
Securities lending (Note 2)	5,885
Foreign withholding tax on dividends	(150,324)
Total Investment Income	1,278,700
EXPENSES:
Management fees (Note 5)	482,330
Trustee fees (Note 5)	49,998
Total gross expenses before fees reimbursed	532,328
LESS:
Trustee fees reimbursed (Note 5)	(49,998)
Total Net Expenses	482,330
Net Investment Income	796,370
NET REALIZED GAIN (LOSS) ON:
Investments	(845,427)
In-kind transactions (Note 8)	2,502,924
Futures contracts	217,138
Foreign currency and foreign currency translations	(150,379)
Net Realized Gain (Loss)	1,724,256
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	8,197,191
Futures contracts	17,150
Foreign currency and foreign currency translations	4,829
Net Change in Unrealized Appreciation (Depreciation)	8,219,170
Net Realized and Unrealized Gain (Loss)	9,943,426
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,739,796

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Statements of Changes in Net Assets

	Year Ended March 31, 2015	Year Ended March 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$796,370	$1,177,262
Net realized gain (loss)	1,724,256	22,645,637
Net change in unrealized appreciation (depreciation)	8,219,170	(17,636,937)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,739,796	6,185,962
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(997,313)	(1,856,600)
Total Distributions	(997,313)	(1,856,600)
CAPITAL TRANSACTIONS (Notes 6 and 8):
Proceeds from shares issued in-kind	76,779,509	250,730,829
Cost of shares redeemed in-kind	(111,308,345)	(364,103,460)
Net (Decrease) in Net Assets Resulting from Capital Transactions	(34,528,836)	(113,372,631)
Total (Decrease) in Net Assets	(24,786,353)	(109,043,269)
NET ASSETS:
Beginning of Year	120,156,029	229,199,298
End of Year	$95,369,676	$120,156,029
Undistributed net investment income included in end of year net assets	$297,171	$662,132
SHARE TRANSACTIONS:
Beginning of Year	7,006,666	14,506,666
Issued in-kind (Note 8)	4,500,000	14,500,000
Redeemed in-kind (Note 8)	(6,500,000)	(22,000,000)
Shares Outstanding, End of Year	5,006,666	7,006,666

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Financial Highlights

	Year ended March 31,				July 8, 2011* through March 31, 2012
	2015	2014	2013
PER SHARE OPERATING PERFORMANCE (for a share outstanding throughout the period)
Net asset value, beginning of period	$17.15	$15.80	$14.67		$15.00
Investment Operations:
Net investment income(a)	0.14	0.13	0.22		0.24
Net realized and unrealized gain (loss) on investments	1.96	1.50	1.14		(0.48	)(b)
Total investment operations	2.10	1.63	1.36		(0.24)
Distributions:
Net investment income	(0.20)	(0.28)	(0.23)		(0.09)
Total distributions	(0.20)	(0.28)	(0.23)		(0.09)
Net asset value, end of period	$19.05	$17.15	$15.80		$14.67
Market value, end of period	$19.06	$17.10	$15.80	(c)	$14.76
Total Return:
Net asset value(d)	12.33%	10.38%	9.53%		(1.55	)%(e)
Market value(f)	12.72%	10.07%	8.85	%(c)	(0.97	)%(e)
Ratios and Supplemental Data:
Ratio of expenses to average net assets (Note 5)	0.55%	0.53%	0.53%		0.53	%(g)
Ratio of expenses to average net assets, net of reimbursement (Note 5)	0.50%	0.50%	0.50%		0.50	%(g)
Ratio of net investment income to average net assets	0.83%	0.76%	1.58%		2.37	%(g)
Net assets, end of period (in thousands)	$95,370	$120,156	$229,199		$198,131
Portfolio turnover rate(h)	3%	2%	—	%(i)	—	%(e)(i)
*	Commencement of investment operations.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to the fluctuating market value of the investments in the Fund.
(c)	The market value return is for the period from April 1, 2012 through March 28, 2013. The market price is from March 28, 2013. March 28, 2013 was the last day of NYSE Arca trading for the Fund's fiscal year. The NYSE Arca is the principal exchange on which the Fund's shares trade.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(e)	Not annualized for periods less than one year.
(f)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the official midpoint bid/ask from the NYSE Arca. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listed market.
(g)	Annualized for periods less than one year.
(h)	In-kind transactions are not included in portfolio turnover calculations.
(i)	Less than 0.5%.

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Notes to Financial Statements
March 31, 2015

1.  Organization

Precidian ETFs Trust (the “Trust”) was organized as a Delaware statutory trust on August 27, 2010 as NEXT ETFs Trust and is authorized to have multiple segregated series or portfolios. The name of the Trust was changed on May 16, 2011 to Precidian ETFs Trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”), as amended. The Trust currently consists of one diversified investment portfolio, the MAXIS® Nikkei 225 Index Fund (the “Fund”). The Fund is managed by Precidian Funds LLC (“Advisor”). Northern Trust Investments, Inc. (“NTI”) acts as sub-advisor (“Sub-Advisor”) to the Fund.

The Fund had no operations from May 12, 2011 (initial seeding date) until July 8, 2011 (commencement of operations) other than matters relating to its organization and sale and issuance of 6,666 shares of beneficial interest in the Fund to the Fund’s Advisor at the net asset value (“NAV”) of $15.00 per share.

The investment objective of the Fund is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the Nikkei 225 Index (“Underlying Index”) created by Nikkei Inc. (the “Index Provider”). The Underlying Index measures the performance of 225 highly liquid stocks traded on the large cap or “first” section of the Tokyo Stock Exchange. The components of the Underlying Index are given an equal weighting based on a par value of 50 Japanese Yen per share, whereby the prices of stocks with other par values are adjusted to also reflect a par value of 50 Japanese Yen per share.

There can be no assurance that the Fund’s investment objective will be achieved.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The value of the Fund’s portfolio securities is based on such securities’ closing price on local markets when available. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Foreign securities and currencies, including forward currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing source. If a portfolio security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the portfolio security will be valued by another method that the Advisor believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees (the “Board”). The Fund may use fair value pricing in a variety of circumstances, including, but not limited to, situations when the value of the Fund’s portfolio security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. In addition, the Fund may fair value foreign equity portfolio securities each day the Fund calculates its NAV. Accordingly, the Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Underlying Index. This may adversely affect the Fund’s ability to track its Underlying Index. With respect to securities that are primarily listed on foreign

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Notes to Financial Statements (continued)
March 31, 2015

exchanges, the value of the Fund’s portfolio securities may change on days when an investor will not be able to purchase or sell shares of the Fund. Investments in other open-end investment companies are valued at their NAV.

Forward foreign currency contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service and are typically classified as Level 2 in the fair value hierarchy described below. Exchange traded financial futures are manually valued at the settlement price as established by the exchange on which they are traded, and are typically categorized as Level 1 in the fair value hierarchy described below. If there was no sale on that day, the contract is valued at fair value pursuant to the Trust’s valuation policies and procedures.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of March 31, 2015, for the Fund based upon the three levels defined above:

Level 1 – Quoted Prices		Level 2 – Other Significant Observable Inputs		Total
Common Stocks	Futures Contracts*	Repurchase Agreements	Forward Foreign Currency Contracts*	Investment Securities	Other Financial Instruments including Futures Contracts and Forward Foreign Currency Contracts*
$94,499,051	$15,567	$6,099,513	$1,416	$100,598,564	$16,983
*	These investments are recorded in the financial statements at the unrealized appreciation and depreciation on the investments.

For the year ended March 31, 2015, there were no Level 3 portfolio investments for which significant unobservable inputs were used to determine fair value. Please refer to the Schedule of Investments to view equity securities segregated by industry type. There were no transfers between Level 1 and Level 2 for the year ending March 31, 2015.

Taxes

The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company. As of March 31, 2015, management of the Fund has reviewed the open tax years (tax years ended March 31, 2012 to March 31, 2015) and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Notes to Financial Statements (continued)
March 31, 2015

benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if any adjustments to conclusions are necessary based on factors including but not limited to implementation of further guidance expected from the Financial Accounting Standards Board (“FASB”) and ongoing analysis of tax law, regulation, and interpretations thereof.

The tax character of distributions paid for the tax years ended March 31, 2015 and March 31, 2014 were as follows:

Year Ended March 31, 2015			Year Ended March 31, 2014
Distributions paid from ordinary income	Distributions paid from net long term capital gains	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Total Distributions
$997,313	$ —	$997,313	$1,856,600	$ —	$1,856,600

At March 31, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Depreciation
$301,781	$ —	$(864,564)	$(1,169,106)

Permanent differences, primarily due to gain (loss) on in-kind redemptions, and nondeductible expenses resulted in the following reclassifications, as of March 31, 2015 among the Fund’s components of net assets, which had no impact on the Fund’s net assets:

Accumulated undistributed net investment income (loss)	Accumulated net realized gain (loss) on investments	Paid in capital
$(164,018)	$(2,325,268)	$2,489,286

Utilization of the capital loss carryforwards, post-October capital losses, and losses realized subsequent to March 31, 2015, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Fund’s capital loss carryforwards, none of which are subject to expiration, are as follows:

Short-Term	Long-Term	Total
$(22,939)	$(841,625)	$(864,564)

The Fund utilized capital loss carryforwards of $33,503 during the year ended March 31, 2015.

Distribution of Income and Gains

Net investment income and net capital gains are typically distributed to shareholders at least annually.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Notes to Financial Statements (continued)
March 31, 2015

Due from Broker

Transactions and positions in futures are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Fund and the various broker/dealers. Due from broker balances in the Statement of Assets and Liabilities represents cash, foreign currency and any initial and/or variation margin applicable to open futures contracts. The Fund’s use of cash, securities and/or foreign currency held at brokers at March 31, 2015 is restricted by regulation or broker mandated limits.

Foreign Currency Transactions

The books and records of the Fund are maintained in U.S. Dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon foreign exchange rates prevailing at the date of valuation. Purchases and sales of investment securities and income are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the date of valuation, it is not practical to isolate that portion of results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investment.

Net realized foreign exchange gains and losses arise from sales of foreign currency, realized currency gains or losses, including foreign exchange contracts, between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities at the end of the fiscal period, resulting in changes in exchange rates.

Securities Lending

The Fund may lend portfolio securities constituting up to 33 1/3% of its total assets (as permitted by the 1940 Act) to unaffiliated broker-dealers, banks or other recognized institutional borrowers of securities, provided that the borrower, at all times, maintains with the Fund’s collateral account, cash, U.S. government securities or equivalent collateral, or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 102% of the value of the domestic securities loaned and 105% of the value of the foreign securities loaned.

Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Loans are subject to termination at the option of the Fund or the borrower. During the time portfolio securities are on loan, the borrower pays the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may receive an agreed-upon amount of interest income (to be retained by the Fund) from a borrower who delivered equivalent collateral or provided a letter of credit. Additionally, the Fund may invest any cash collateral and earn additional income, or it may receive an agreed-upon amount of income from the borrower who has delivered equivalent collateral or a letter of credit. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on cash collateral to the borrower or placing broker, which is netted against securities lending income on the Statement of Operations. The Fund does not have the right to vote securities on loan, but could terminate the loan and regain the right to vote if that were considered important for the Fund with respect to the investment.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Notes to Financial Statements (continued)
March 31, 2015

Repurchase Agreements

The Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans, by the purchaser, to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy.

A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty. Net realized and unrealized gains and losses on forward foreign currency contracts are included within the foreign currency and foreign currency translation line items on the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts to manage its portfolio, obtain exposure to securities or to manage currency risk. Risks involved in the use of futures include that the secondary market for a futures contract may not be liquid, preventing the Fund from closing out a position. Additionally, the index tracked by a futures contract may differ from and even have a negative correlation to the Fund’s Underlying Index, resulting in the returns from such a contract not matching the performance of the Underlying Index and the possible risk of loss. There also exists a risk of loss by the Fund of margin deposits in the event of the bankruptcy of a broker with whom the Fund has an open position.

Futures contracts generally provide for the sale by one party and purchase by another party of a specified instrument, index or commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. This is known as variation margin. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges. The Fund may use futures contracts, and options on futures contracts based on other indexes or combinations of indexes that the Advisor or Sub-Advisor believes to be representative of the Underlying Index.

Although futures contracts (other than cash settled futures contracts including most stock index futures contracts), by their terms, call for actual delivery or acceptance of the underlying instrument or commodity, in most cases the contracts are closed out before the maturity date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Notes to Financial Statements (continued)
March 31, 2015

previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying instrument or commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits based on the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open on a monthly basis. The Fund expects to earn interest income on its margin deposits.

3.  Derivative Contracts

As a non-principal investment strategy, the Fund may utilize futures, options and swaps to track its Underlying Index or individual components of an Underlying Index. The Fund will have exposure to derivative risks, which include a number of risks based on the structure of the underlying instrument and the counterparty to the derivatives transaction. These risks include leveraging risk where losses may be magnified if the derivative contains an element of leverage, liquidity risk if the Fund is unable to sell a derivative or is otherwise required to reserve its assets against its exposure under the derivative, interest rate risk if the derivative is interest-rate sensitive, market risk associated with the market in which the derivative trades (if any), credit risk of the counterparty to the derivative contract that may impair the value of the Fund’s derivative and the risk that the Advisor or Sub-Advisor fails to utilize derivatives in a manner to achieve the Fund’s investment goal. To the extent the Fund utilizes derivatives that are entered into over-the-counter (i.e., futures, options or swaps that are not traded on an exchange), the Fund may also have increased exposure to the risk of a counterparty’s default, and exposure to the risk that the Fund may improperly value a derivative for which market quotations are unavailable.

During the year ended March 31, 2015, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The Fund used futures contracts to simulate full investment in the Underlying Index. To the extent liquid futures contracts are not available for the Underlying Index, the Advisor or Sub-Advisor may seek to utilize other instruments that it believes to be correlated to the Underlying Index components or a subset of the components. The Fund held futures contracts with an average monthly notional value of $830,046 and forward foreign currency contracts with an average monthly settlement value of $111,466 during the year ended March 31, 2015.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Notes to Financial Statements (continued)
March 31, 2015

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of March 31, 2015
Asset Derivatives			Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of Assets and Liabilities Location	Unrealized Appreciation	Statement of Assets and Liabilities Location	Unrealized Depreciation
Equity Index Futures Contracts	Unrealized appreciation on Futures contracts	$15,567	Unrealized depreciation on Futures contracts	$ —
Forward Foreign Currency Contracts	Unrealized appreciation on Forward foreign currency contracts	$ 1,416	Unrealized depreciation on Forward foreign currency contracts	$ —

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2015
Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Change in net unrealized appreciation (depreciation) on Futures contracts	$217,138	$17,150
Forward Foreign Currency Contracts	Net realized gain (loss) on Forward foreign currency contracts, Change in net unrealized appreciation (depreciation) on Forward foreign currency contracts	$ (14,704)	$ 2,491

4.  Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of such dividends. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

5.  Fees and Other Transactions with Affiliates

The Advisor serves as advisor to the Fund pursuant to an Investment Advisory Agreement (“Advisory Agreement”). Subject at all times to the supervision and approval of the Board, the Advisor is responsible for the overall management of the Trust. The Advisor or, if it has delegated such authority, the Sub-Advisor determines what investments should be purchased and sold, and places orders for all such purchases and sales, on behalf of the Fund.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Notes to Financial Statements (continued)
March 31, 2015

As compensation for its services and its assumption of certain expenses, the Fund pays the Advisor a management fee equal to 0.50% of the Fund’s average daily net assets that accrues daily and is paid monthly. The Advisor may voluntarily waive any portion of its advisory fee from time to time, and may discontinue or modify any such voluntary limitations in the future at its discretion. The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to reduce its management fees and to reimburse other expenses to the extent total annual fund operating expenses, as a percentage of average daily net assets, exceed 0.50% for the Fund. No attempt will be made to recapture any amounts previously waived or reimbursed. This expense limitation is in effect through July 30, 2015. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

Under the Advisory Agreement, the Advisor has agreed to pay all expenses of the Trust, except for (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) interest and tax expenses; (iii) dividend or distribution expenses; (iv) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (v) compensation and expenses of the trustees of the Trust who are not officers, directors/trustees, partners or employees of the Advisor or its affiliates (the “Independent Trustees”); (vi) compensation and expenses of counsel to the Independent Trustees; (vii) distribution fees and expenses, if any, paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) extraordinary expenses; and (ix) the advisory fee payable to the Advisor. The Advisor has voluntarily agreed to assume compensation and expenses of each independent trustee through July 30, 2015.

Authorized Participants are charged a standard creation and redemption transaction fee payable to the Fund to offset transfer and other transaction costs associated with the issuance and redemption of creation units. The standard creation and redemption transaction fee is $4,000. Presently $3,500 of this fee is being paid to the Advisor to reimburse it for the transaction fees being paid by the Advisor. The Advisor received $17,500 in transaction fee reimbursements for the year ended March 31, 2015.

The Board adopted a Service and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. The Trust’s Board has resolved not to authorize the payment of Rule 12b-1 at this time. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time they will increase the cost of an investment in the Fund and may cost more than certain other types of sales charges.

The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Each independent trustee receives an annual retainer of $25,000.

6.  Issuance and Redemption of Fund Shares

The Fund issues and redeems shares only in bundles, known as Creation Units, of a specified number of shares. For the Fund, a Creation Unit is comprised of 500,000 shares. The number of shares in a Creation Unit will not change, except in the event of a share split, reverse split or similar revaluation of the Fund. The Fund may not issue fractional Creation Units.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Notes to Financial Statements (continued)
March 31, 2015

Purchase or redemption of Creation Units is only available to an authorized participant (“Authorized Participant”) or an investor through a broker, dealer, bank or other entity that is an Authorized Participant. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the distributor with respect to creations and redemptions of Creation Units.

Shares are listed on the NYSE Arca and are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer. Investors purchasing or selling shares in the secondary market may pay a commission, market premium or discount or other transaction charge, to a broker or dealer, as well as some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by a broker or dealer, there is no minimum dollar upon purchase and no minimum number of shares that must be purchased in the secondary market. Because transactions in the secondary market occur at market prices, an investor may pay more than NAV upon purchase of shares and may receive less than NAV upon sale of shares.

7.  Investment Transactions

For the year ended March 31, 2015, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$2,835,180	$2,936,129

8.  In-Kind Transactions

The Fund delivers its investment securities in exchange for the redemption of shares (redemptions-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each transaction.

For the year ended March 31, 2015, the fair value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fair Value	Net Realized Gains
$110,213,088	$2,502,924

During the period, the Fund received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the year ended March 31, 2015, the fair value of the securities received for subscriptions were as follows:

Fair Value
$75,213,460

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Notes to Financial Statements (continued)
March 31, 2015

9.  Master Netting Agreements

The Fund may enter into master netting agreements with its counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. The following table is a summary of the Fund’s open securities lending which are subject to a master netting agreement for the year ended March 31, 2015:

	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets (Liabilities) presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
				Financial Instruments(1)	Cash Collateral Received(1)	Net Amounts
Securities on loan	$5,797,334	$—	$5,797,334	$—	$(5,797,334)	$—
Collateral held for securities on loan	$(6,099,513)	$—	$(6,099,513)	$6,099,513	$—	$—
(1)	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

10. Principal Risks

As with any investment, an investor could lose all or part of an investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund’s Prospectus under the heading “Additional Description of the Principal Risks of the Fund.”

Index Risk.  The Underlying Index and the Fund reconstitute and rebalance only when the Index Provider determines to reconstitute and rebalance the Underlying Index, which may cause the performance of the Underlying Index and the Fund to deviate from that of the market the Underlying Index seeks to track. This deviation results from changes to index component securities being reflected in the market more quickly than the Index Provider’s methodology can track.

Market Risk.  The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

Risks Related to Investing in Japan.  The Fund invests in securities of companies that are principally located in Japan. The risks of investing in the Japanese market include risks of natural disasters, lack of natural resources, reliance on trading partners (including the U.S. and Asian and European economies), national security risk, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.

Nikkei 225 Sector Concentration Risk.  The three largest sector concentrations of the Underlying Index are the consumer discretionary, industrials and information technology sectors. Consumer product companies are affected by interest rates, exchange rates, competition, and consumer confidence and preferences. Manufacturing companies may face supply and demand constraints and product obsolescence issues and can experience losses due to government regulations, environmental damage and product liability claims, and changes in exchange rates and commodity prices. Information technology companies are subject to risks of limited financing, competition, technological obsolescence and patent rights or regulatory approval delays.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Notes to Financial Statements (continued)
March 31, 2015

Currency Risk.   Because the Fund’s NAV is determined on the basis of the U.S. Dollar, investors may lose money if the Japanese Yen depreciates against the U.S. Dollar, even if the local currency value of the Fund’s holdings in that market increases.

Derivatives Risk.  A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. As a non-principal investment strategy, the Fund may utilize futures, options, swaps and forward foreign currency contracts to track its Underlying Index or individual components of an Underlying Index. The Fund will have exposure to derivative risks, which include a number of risks based on the structure of the underlying instrument and the counterparty to the derivatives transaction. These risks include leveraging risk where losses may be magnified if the derivative contains an element of leverage, liquidity risk if the Fund is unable to sell a derivative or is otherwise required to reserve its assets against its exposure under the derivative, interest rate risk if the derivative is interest-rate sensitive, market risk associated with the market in which the derivative trades (if any), credit risk of the counterparty to the derivative contract that may impair the value of the Fund’s derivative, currency risk if fluctuations in exchange rates adversely affect the value of the Fund’s derivative and the risk that the Advisor or Sub-Advisor fail to utilize derivatives in a manner to achieve the Fund’s investment goal. To the extent the Fund utilizes derivatives that are entered into over-the-counter (i.e., futures, options, swaps or forward foreign currency contracts that are not traded on an exchange), the Fund may also have exposure to the risk of a counterparty’s default, and exposure to the risk that the Fund may improperly value a derivative for which market quotations are unavailable.

11. Guarantees and Indemnifications

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. The Advisor views that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

12. Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The amendment in this ASU impacts the accounting for certain repurchase agreements and expand disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. This ASU is effective for interim and annual reporting periods beginning after December 15, 2014. The Fund’s Advisor is currently evaluating the application of ASU 2014-11 and its impact, if any, on the Fund’s financial statements.

Precidian ETFs Trust
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Precidian ETFs Trust and Shareholders of MAXIS® Nikkei 225 Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights, present fairly, in all material respects, the financial position of MAXIS® Nikkei 225 Index Fund, the sole portfolio of Precidian ETFs Trust (the “Fund”) at March 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 22, 2015

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Expense Example (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees and other Fund expenses. The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

Actual Expenses

The actual expense example is based on an investment of $1,000 at the beginning of a six-month period ended, March 31, 2015 and held through the period.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense example is based on an investment of $1,000 invested at the beginning of a six month period ended, March 31, 2015 and held through the period.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Annualized Expense Ratio During Period	Beginning Account Value 10/01/14	Ending Account Value 03/31/15	Expenses Paid During the Period*
Actual	0.50%	$1,000.00	$1,089.80	$2.61
Hypothetical	0.50%	$1,000.00	$1,022.44	$2.52
*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect the one half period).

Precidian ETFs Trust
Additional Information (Unaudited)

Federal Tax Information:

Pursuant to Section 854 of the Internal Revenue Code, 100.00% of the distributions paid during the period ended March 31, 2015 have been designated as qualified dividend income.

Pursuant to Section 853 of the Internal Revenue Code, the Fund elects to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of March 31, 2015, the foreign tax credit for the Fund was $137,449.

The Fund has derived net income from sources within foreign countries. As of March 31, 2015, the foreign source income for the Fund was $1,428,517.

Receive investor materials electronically:

The Fund’s annual and semiannual reports (when available) and the SAI are available free of charge upon request by calling Precidian Funds LLC at 1-855-621-0930. You can also access and download the annual and semiannual reports at the Fund’s website: http://www.precidianfunds.com.

Quarterly Portfolio Holdings Information:

The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Precidian ETFs Trust’s Form N-Q will be available on the SEC’s website at http://www.sec.gov. The Trust’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.precidianfunds.com.

This report has been prepared for shareholders and may not be distributed to others only if preceded or accompanied by a current prospectus.

Proxy Voting Information:

A description of Precidian ETFs Trust’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how Precidian ETFs Trust voted any proxies related to portfolio securities is attached to the Fund’s Statement of Additional Information, which is available, without charge by visiting the Fund’s Website at www.precidianfunds.com or the SEC’s Website at www.sec.gov or by calling 1-855-621-0930.

Precidian ETFs Trust
Trustees and Officers of Precidian ETFs Trust (Unaudited)

Name and Year of Birth(1)	Position(s) Held with Trust	Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
John V. Sinon, 1964	Trustee	Since May 2011	President, The Sinon Group LLC (2001 to present) (recruiting firm).	1	None
Dennis J. DeCore, 1950	Trustee	Since May 2014	Private Investor (2012 to present); Managing Director, Mitsubishi UFJ Securities – USA (2008 to 2012) (a consolidated subsidiary of the Mitsubishi UJF Financial Group).	1	None
Interested Trustee(3)
Mark S. Criscitello, 1961	Chairman & Trustee Chief Operating Officer Treasurer & Principal Financial Officer	Since August 2010 Since May 2011 From January 2011 to May 2011	Chief Financial Officer, Precidian Funds LLC (2011 to present); Chief Financial Officer, Precidian Investments LLC (2007 to present); Chief Operating Officer and Chief Financial Officer, Clearance and Execution Division, Bear Hunter (1999 to 2007).	1	None

Name and Year of Birth(1)	Position(s) Held with Trust	Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Other Officers
Daniel J. McCabe, 1963	President and Principal Executive Officer	Since January 2011	Chief Executive Officer, Precidian Funds LLC (2011 to present); Chief Executive Officer, Precidian Investments LLC (2007 to present).
J. Stuart Thomas, 1966	Secretary	Since January 2011	Secretary, Precidian Funds LLC (2011 to present); Principal, Precidian Investments LLC (2005 to present).
William C. Cox, 1966	Treasurer, Chief Financial Officer and Principal Financial Officer	Since May 2013	Director, Foreside Management Services LLC (2013 to present); Department Head Vice President, Fund Administration, State Street Corporation (1997 to 2012).(4)
Donna M. Rogers, 1966	Chief Compliance Officer	Since May 2011	Managing Director, Foreside Compliance Services, LLC (December 2010 to present); Senior Vice President, State Street Bank (formerly Investors Bank & Trust Company) (September 2004 to December 2010).(4)
(1)	The address of each Trustee or officer is c/o Precidian Funds LLC, 350 Main St., Suite 9, Bedminster, New Jersey 07921.
(2)	Trustees and Officers serve until their successors are duly elected and qualified.
(3)	Mark Criscitello is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.
(4)	William C. Cox and Donna M. Rogers serve as officers to other unaffiliated mutual funds for which the Distributor (or its affiliates) act as Distributor or provider of other services.

Precidian ETFs Trust
350 Main Street, Suite 9
Bedminster, NJ 07921
855.621.0930
www.precidianfunds.com

Distributor:
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

PrecidianSM is a service mark of Precidian Funds LLC. Nikkei® is a registered trademark of Nikkei Inc. Nikkei Stock AverageSM and the Nikkei 225SM are service marks of Nikkei Inc. MAXISSM is a registered service mark of Mitsubishi UFJ Asset Management Co., Ltd.

Item 2. Code Of Ethics.

As of the end of the period, March 31, 2015, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The Registrant has not made any amendments to its code of ethics during the period covered by this report.  The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Board has not designated an audit committee financial expert at this time because the Board has determined that the members of the audit committee have sufficient background, experience and financial knowledge to fulfill their responsibilities and obligations to the Registrant and its shareholders.

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for Precidian ETFs Trust by PricewaterhouseCoopers LLP (“PwC”) for the year ended March 31, 2014 and March 31, 2015 were:

	2014	2015
Audit Fees (a)	$53,250	$54,300
Audit Related Fees (b)	0	0
Tax Fees (c)	$12,000	$13,250
All Other Fees (d)	0	0
Total:	65,250	$67,550

(a)	Audit Fees: These fees relate to professional services rendered by PwC for the audits of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filing or engagements. These services include the audits of the financial statements of the Registrant and issuance of consents.

(b)	Audit Related Fees: These fees relate to assurance and related services by PwC related to audit services in connection with March 31, 2014 and March 31, 2015 annual financial statements.

(c)	Tax Fees: These fees relate to professional services rendered by PwC for tax compliance, tax advice and tax planning.

(d)	All Other Fees: These fees relate to products and services provided by PwC other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)(1)	Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(e)(2)	100% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f)	If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees: Not Applicable.

(g)	Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal year ended March 31, 2014 and March 31, 2015: $0 and $0, respectively.

(h)	The Registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, John Sinon and Geoffrey Clark, are members of the Audit Committee.

(b)	Not Applicable.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not Applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission Of Matters To A Vote Of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the MAXISsm Nikkei 225 Index Fund’s Board of Trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(b)(1)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)(2)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Precidian ETFs Trust

By:

/s/ Daniel J. McCabe

Daniel J. McCabe

President and Principal Executive Officer

June 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Daniel J. McCabe

Daniel J. McCabe

President and Principal Executive Officer

June 5, 2015

By:

/s/ William C. Cox

William C. Cox

Treasurer and Principal Financial Officer

June 5, 2015